                                              Rule 497(j)
                                              Reg. No. 2-89666

Pursuant  to Rule  497(j)  promulgated  under the  Securities  Act of 1933,  the
Registrant,    National   Municipal   Trust,   Second   Put   Series   (14   Day
Repurchase-Collateral Backed) hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that con-tained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration state-ment has been filed electronically.

                                  NATIONAL MUNICIPAL TRUST
                                  SECOND PUT SERIES
                                  (14 DAY REPURCHASE- COLLATERAL
                                  BACKED)
                                  (Registrant)

                                  By: Prudential Investment Management Services LLC

                                       Richard R. Hoffmann
                                       Vice President
                                       Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549